CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY (DEFICIT) (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Postretirement/pension liability adjustment, tax	$ 27.7	$ 6.2	$ 0.3
Other comprehensive income, tax	$ 0.1	$ 0.3	$ (0.5)